11. Commitments and Contingencies (Details 1) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
2017		$ 300,000
2018	$ 300,000	300,000
2019	300,000	300,000
2020	300,000	300,000
Thereafter	1,225,000	1,450,000
Total	2,725,000	2,950,000
Property Leases [Member]
2016		88,468
2017	82,000	77,792
2018	73,000	65,000
2019	45,000	45,000
2020	34,000	22,500
Thereafter
Total	$ 234,000	$ 298,760